Shareholder Report, Holdings (Details)	Oct. 31, 2024
BNY Mellon Dynamic Total Return Fund | Class A | Forward Contracts Sold
Holdings [Line Items]
Percent of Net Asset Value	(44.90%)
BNY Mellon Dynamic Total Return Fund | Class A | Equity Futures Short
Holdings [Line Items]
Percent of Net Asset Value	(13.50%)
BNY Mellon Dynamic Total Return Fund | Class A | Equity Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
BNY Mellon Dynamic Total Return Fund | Class A | Equity Written Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
BNY Mellon Dynamic Total Return Fund | Class A | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
BNY Mellon Dynamic Total Return Fund | Class A | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BNY Mellon Dynamic Total Return Fund | Class A | Commodity Futures Short
Holdings [Line Items]
Percent of Net Asset Value	8.00%
BNY Mellon Dynamic Total Return Fund | Class A | Interest Rate Futures Short
Holdings [Line Items]
Percent of Net Asset Value	9.90%
BNY Mellon Dynamic Total Return Fund | Class A | Commodity Futures Long
Holdings [Line Items]
Percent of Net Asset Value	11.30%
BNY Mellon Dynamic Total Return Fund | Class A | Equity Futures Long
Holdings [Line Items]
Percent of Net Asset Value	18.30%
BNY Mellon Dynamic Total Return Fund | Class A | Equity Total Return Swap Received
Holdings [Line Items]
Percent of Net Asset Value	19.50%
BNY Mellon Dynamic Total Return Fund | Class A | Interest Rate Futures Long
Holdings [Line Items]
Percent of Net Asset Value	23.00%
BNY Mellon Dynamic Total Return Fund | Class A | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	27.30%
BNY Mellon Dynamic Total Return Fund | Class A | Forward Contracts Purchased
Holdings [Line Items]
Percent of Net Asset Value	35.00%
BNY Mellon Dynamic Total Return Fund | Class C | Forward Contracts Sold
Holdings [Line Items]
Percent of Net Asset Value	(44.90%)
BNY Mellon Dynamic Total Return Fund | Class C | Equity Futures Short
Holdings [Line Items]
Percent of Net Asset Value	(13.50%)
BNY Mellon Dynamic Total Return Fund | Class C | Equity Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
BNY Mellon Dynamic Total Return Fund | Class C | Equity Written Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
BNY Mellon Dynamic Total Return Fund | Class C | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
BNY Mellon Dynamic Total Return Fund | Class C | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BNY Mellon Dynamic Total Return Fund | Class C | Commodity Futures Short
Holdings [Line Items]
Percent of Net Asset Value	8.00%
BNY Mellon Dynamic Total Return Fund | Class C | Interest Rate Futures Short
Holdings [Line Items]
Percent of Net Asset Value	9.90%
BNY Mellon Dynamic Total Return Fund | Class C | Commodity Futures Long
Holdings [Line Items]
Percent of Net Asset Value	11.30%
BNY Mellon Dynamic Total Return Fund | Class C | Equity Futures Long
Holdings [Line Items]
Percent of Net Asset Value	18.30%
BNY Mellon Dynamic Total Return Fund | Class C | Equity Total Return Swap Received
Holdings [Line Items]
Percent of Net Asset Value	19.50%
BNY Mellon Dynamic Total Return Fund | Class C | Interest Rate Futures Long
Holdings [Line Items]
Percent of Net Asset Value	23.00%
BNY Mellon Dynamic Total Return Fund | Class C | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	27.30%
BNY Mellon Dynamic Total Return Fund | Class C | Forward Contracts Purchased
Holdings [Line Items]
Percent of Net Asset Value	35.00%
BNY Mellon Dynamic Total Return Fund | Class I | Forward Contracts Sold
Holdings [Line Items]
Percent of Net Asset Value	(44.90%)
BNY Mellon Dynamic Total Return Fund | Class I | Equity Futures Short
Holdings [Line Items]
Percent of Net Asset Value	(13.50%)
BNY Mellon Dynamic Total Return Fund | Class I | Equity Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
BNY Mellon Dynamic Total Return Fund | Class I | Equity Written Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
BNY Mellon Dynamic Total Return Fund | Class I | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
BNY Mellon Dynamic Total Return Fund | Class I | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BNY Mellon Dynamic Total Return Fund | Class I | Commodity Futures Short
Holdings [Line Items]
Percent of Net Asset Value	8.00%
BNY Mellon Dynamic Total Return Fund | Class I | Interest Rate Futures Short
Holdings [Line Items]
Percent of Net Asset Value	9.90%
BNY Mellon Dynamic Total Return Fund | Class I | Commodity Futures Long
Holdings [Line Items]
Percent of Net Asset Value	11.30%
BNY Mellon Dynamic Total Return Fund | Class I | Equity Futures Long
Holdings [Line Items]
Percent of Net Asset Value	18.30%
BNY Mellon Dynamic Total Return Fund | Class I | Equity Total Return Swap Received
Holdings [Line Items]
Percent of Net Asset Value	19.50%
BNY Mellon Dynamic Total Return Fund | Class I | Interest Rate Futures Long
Holdings [Line Items]
Percent of Net Asset Value	23.00%
BNY Mellon Dynamic Total Return Fund | Class I | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	27.30%
BNY Mellon Dynamic Total Return Fund | Class I | Forward Contracts Purchased
Holdings [Line Items]
Percent of Net Asset Value	35.00%
BNY Mellon Dynamic Total Return Fund | Class Y | Forward Contracts Sold
Holdings [Line Items]
Percent of Net Asset Value	(44.90%)
BNY Mellon Dynamic Total Return Fund | Class Y | Equity Futures Short
Holdings [Line Items]
Percent of Net Asset Value	(13.50%)
BNY Mellon Dynamic Total Return Fund | Class Y | Equity Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
BNY Mellon Dynamic Total Return Fund | Class Y | Equity Written Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
BNY Mellon Dynamic Total Return Fund | Class Y | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
BNY Mellon Dynamic Total Return Fund | Class Y | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BNY Mellon Dynamic Total Return Fund | Class Y | Commodity Futures Short
Holdings [Line Items]
Percent of Net Asset Value	8.00%
BNY Mellon Dynamic Total Return Fund | Class Y | Interest Rate Futures Short
Holdings [Line Items]
Percent of Net Asset Value	9.90%
BNY Mellon Dynamic Total Return Fund | Class Y | Commodity Futures Long
Holdings [Line Items]
Percent of Net Asset Value	11.30%
BNY Mellon Dynamic Total Return Fund | Class Y | Equity Futures Long
Holdings [Line Items]
Percent of Net Asset Value	18.30%
BNY Mellon Dynamic Total Return Fund | Class Y | Equity Total Return Swap Received
Holdings [Line Items]
Percent of Net Asset Value	19.50%
BNY Mellon Dynamic Total Return Fund | Class Y | Interest Rate Futures Long
Holdings [Line Items]
Percent of Net Asset Value	23.00%
BNY Mellon Dynamic Total Return Fund | Class Y | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	27.30%
BNY Mellon Dynamic Total Return Fund | Class Y | Forward Contracts Purchased
Holdings [Line Items]
Percent of Net Asset Value	35.00%
BNY Mellon Global Dynamic Bond Income Fund | Class A
Holdings [Line Items]
Percent of Net Asset Value	8.00%
BNY Mellon Global Dynamic Bond Income Fund | Class A | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon Global Dynamic Bond Income Fund | Class A | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Global Dynamic Bond Income Fund | Class A | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon Global Dynamic Bond Income Fund | Class A | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Global Dynamic Bond Income Fund | Class A | France
Holdings [Line Items]
Percent of Net Asset Value	1.70%
BNY Mellon Global Dynamic Bond Income Fund | Class A | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon Global Dynamic Bond Income Fund | Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Global Dynamic Bond Income Fund | Class A | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Global Dynamic Bond Income Fund | Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Global Dynamic Bond Income Fund | Class A | Colombia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Global Dynamic Bond Income Fund | Class A | Supranational
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Global Dynamic Bond Income Fund | Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Global Dynamic Bond Income Fund | Class A | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon Global Dynamic Bond Income Fund | Class A | Peru
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon Global Dynamic Bond Income Fund | Class A | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
BNY Mellon Global Dynamic Bond Income Fund | Class A | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BNY Mellon Global Dynamic Bond Income Fund | Class A | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	4.70%
BNY Mellon Global Dynamic Bond Income Fund | Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
BNY Mellon Global Dynamic Bond Income Fund | Class A | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.90%
BNY Mellon Global Dynamic Bond Income Fund | Class A | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	6.40%
BNY Mellon Global Dynamic Bond Income Fund | Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.70%
BNY Mellon Global Dynamic Bond Income Fund | Class A | Australia
Holdings [Line Items]
Percent of Net Asset Value	8.80%
BNY Mellon Global Dynamic Bond Income Fund | Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	17.70%
BNY Mellon Global Dynamic Bond Income Fund | Class A | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Global Dynamic Bond Income Fund | Class A | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Global Dynamic Bond Income Fund | Class A | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
BNY Mellon Global Dynamic Bond Income Fund | Class A | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
BNY Mellon Global Dynamic Bond Income Fund | Class A | Swap Agreements*
Holdings [Line Items]
Percent of Net Asset Value	0.00%
BNY Mellon Global Dynamic Bond Income Fund | Class A | Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.20%
BNY Mellon Global Dynamic Bond Income Fund | Class A | Futures
Holdings [Line Items]
Percent of Net Asset Value	0.50%
BNY Mellon Global Dynamic Bond Income Fund | Class A | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	38.80%
BNY Mellon Global Dynamic Bond Income Fund | Class A | Foreign Governmental
Holdings [Line Items]
Percent of Net Asset Value	54.40%
BNY Mellon Global Dynamic Bond Income Fund | Class C
Holdings [Line Items]
Percent of Net Asset Value	8.00%
BNY Mellon Global Dynamic Bond Income Fund | Class C | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon Global Dynamic Bond Income Fund | Class C | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Global Dynamic Bond Income Fund | Class C | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon Global Dynamic Bond Income Fund | Class C | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Global Dynamic Bond Income Fund | Class C | France
Holdings [Line Items]
Percent of Net Asset Value	1.70%
BNY Mellon Global Dynamic Bond Income Fund | Class C | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon Global Dynamic Bond Income Fund | Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Global Dynamic Bond Income Fund | Class C | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Global Dynamic Bond Income Fund | Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Global Dynamic Bond Income Fund | Class C | Colombia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Global Dynamic Bond Income Fund | Class C | Supranational
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Global Dynamic Bond Income Fund | Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Global Dynamic Bond Income Fund | Class C | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon Global Dynamic Bond Income Fund | Class C | Peru
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon Global Dynamic Bond Income Fund | Class C | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
BNY Mellon Global Dynamic Bond Income Fund | Class C | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BNY Mellon Global Dynamic Bond Income Fund | Class C | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	4.70%
BNY Mellon Global Dynamic Bond Income Fund | Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
BNY Mellon Global Dynamic Bond Income Fund | Class C | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.90%
BNY Mellon Global Dynamic Bond Income Fund | Class C | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	6.40%
BNY Mellon Global Dynamic Bond Income Fund | Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.70%
BNY Mellon Global Dynamic Bond Income Fund | Class C | Australia
Holdings [Line Items]
Percent of Net Asset Value	8.80%
BNY Mellon Global Dynamic Bond Income Fund | Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	17.70%
BNY Mellon Global Dynamic Bond Income Fund | Class C | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Global Dynamic Bond Income Fund | Class C | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Global Dynamic Bond Income Fund | Class C | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
BNY Mellon Global Dynamic Bond Income Fund | Class C | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
BNY Mellon Global Dynamic Bond Income Fund | Class C | Swap Agreements*
Holdings [Line Items]
Percent of Net Asset Value	0.00%
BNY Mellon Global Dynamic Bond Income Fund | Class C | Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.20%
BNY Mellon Global Dynamic Bond Income Fund | Class C | Futures
Holdings [Line Items]
Percent of Net Asset Value	0.50%
BNY Mellon Global Dynamic Bond Income Fund | Class C | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	38.80%
BNY Mellon Global Dynamic Bond Income Fund | Class C | Foreign Governmental
Holdings [Line Items]
Percent of Net Asset Value	54.40%
BNY Mellon Global Dynamic Bond Income Fund | Class I
Holdings [Line Items]
Percent of Net Asset Value	8.00%
BNY Mellon Global Dynamic Bond Income Fund | Class I | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon Global Dynamic Bond Income Fund | Class I | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Global Dynamic Bond Income Fund | Class I | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon Global Dynamic Bond Income Fund | Class I | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Global Dynamic Bond Income Fund | Class I | France
Holdings [Line Items]
Percent of Net Asset Value	1.70%
BNY Mellon Global Dynamic Bond Income Fund | Class I | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon Global Dynamic Bond Income Fund | Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Global Dynamic Bond Income Fund | Class I | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Global Dynamic Bond Income Fund | Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Global Dynamic Bond Income Fund | Class I | Colombia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Global Dynamic Bond Income Fund | Class I | Supranational
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Global Dynamic Bond Income Fund | Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Global Dynamic Bond Income Fund | Class I | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon Global Dynamic Bond Income Fund | Class I | Peru
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon Global Dynamic Bond Income Fund | Class I | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
BNY Mellon Global Dynamic Bond Income Fund | Class I | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BNY Mellon Global Dynamic Bond Income Fund | Class I | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	4.70%
BNY Mellon Global Dynamic Bond Income Fund | Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
BNY Mellon Global Dynamic Bond Income Fund | Class I | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.90%
BNY Mellon Global Dynamic Bond Income Fund | Class I | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	6.40%
BNY Mellon Global Dynamic Bond Income Fund | Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.70%
BNY Mellon Global Dynamic Bond Income Fund | Class I | Australia
Holdings [Line Items]
Percent of Net Asset Value	8.80%
BNY Mellon Global Dynamic Bond Income Fund | Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	17.70%
BNY Mellon Global Dynamic Bond Income Fund | Class I | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Global Dynamic Bond Income Fund | Class I | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Global Dynamic Bond Income Fund | Class I | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
BNY Mellon Global Dynamic Bond Income Fund | Class I | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
BNY Mellon Global Dynamic Bond Income Fund | Class I | Swap Agreements*
Holdings [Line Items]
Percent of Net Asset Value	0.00%
BNY Mellon Global Dynamic Bond Income Fund | Class I | Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.20%
BNY Mellon Global Dynamic Bond Income Fund | Class I | Futures
Holdings [Line Items]
Percent of Net Asset Value	0.50%
BNY Mellon Global Dynamic Bond Income Fund | Class I | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	38.80%
BNY Mellon Global Dynamic Bond Income Fund | Class I | Foreign Governmental
Holdings [Line Items]
Percent of Net Asset Value	54.40%
BNY Mellon Global Dynamic Bond Income Fund | Class Y
Holdings [Line Items]
Percent of Net Asset Value	8.00%
BNY Mellon Global Dynamic Bond Income Fund | Class Y | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon Global Dynamic Bond Income Fund | Class Y | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Global Dynamic Bond Income Fund | Class Y | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon Global Dynamic Bond Income Fund | Class Y | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Global Dynamic Bond Income Fund | Class Y | France
Holdings [Line Items]
Percent of Net Asset Value	1.70%
BNY Mellon Global Dynamic Bond Income Fund | Class Y | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon Global Dynamic Bond Income Fund | Class Y | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Global Dynamic Bond Income Fund | Class Y | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Global Dynamic Bond Income Fund | Class Y | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Global Dynamic Bond Income Fund | Class Y | Colombia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Global Dynamic Bond Income Fund | Class Y | Supranational
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Global Dynamic Bond Income Fund | Class Y | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Global Dynamic Bond Income Fund | Class Y | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon Global Dynamic Bond Income Fund | Class Y | Peru
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon Global Dynamic Bond Income Fund | Class Y | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
BNY Mellon Global Dynamic Bond Income Fund | Class Y | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BNY Mellon Global Dynamic Bond Income Fund | Class Y | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	4.70%
BNY Mellon Global Dynamic Bond Income Fund | Class Y | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
BNY Mellon Global Dynamic Bond Income Fund | Class Y | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.90%
BNY Mellon Global Dynamic Bond Income Fund | Class Y | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	6.40%
BNY Mellon Global Dynamic Bond Income Fund | Class Y | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.70%
BNY Mellon Global Dynamic Bond Income Fund | Class Y | Australia
Holdings [Line Items]
Percent of Net Asset Value	8.80%
BNY Mellon Global Dynamic Bond Income Fund | Class Y | United States
Holdings [Line Items]
Percent of Net Asset Value	17.70%
BNY Mellon Global Dynamic Bond Income Fund | Class Y | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Global Dynamic Bond Income Fund | Class Y | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Global Dynamic Bond Income Fund | Class Y | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
BNY Mellon Global Dynamic Bond Income Fund | Class Y | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
BNY Mellon Global Dynamic Bond Income Fund | Class Y | Swap Agreements*
Holdings [Line Items]
Percent of Net Asset Value	0.00%
BNY Mellon Global Dynamic Bond Income Fund | Class Y | Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.20%
BNY Mellon Global Dynamic Bond Income Fund | Class Y | Futures
Holdings [Line Items]
Percent of Net Asset Value	0.50%
BNY Mellon Global Dynamic Bond Income Fund | Class Y | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	38.80%
BNY Mellon Global Dynamic Bond Income Fund | Class Y | Foreign Governmental
Holdings [Line Items]
Percent of Net Asset Value	54.40%
BNY Mellon Global Real Return Fund | Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Global Real Return Fund | Class A | France
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon Global Real Return Fund | Class A | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon Global Real Return Fund | Class A | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon Global Real Return Fund | Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Global Real Return Fund | Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.40%
BNY Mellon Global Real Return Fund | Class A | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Global Real Return Fund | Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Global Real Return Fund | Class A | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
BNY Mellon Global Real Return Fund | Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.50%
BNY Mellon Global Real Return Fund | Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	55.20%
BNY Mellon Global Real Return Fund | Class A | Guernsey
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon Global Real Return Fund | Class A | India
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon Global Real Return Fund | Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Global Real Return Fund | Class A | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Global Real Return Fund | Class A | Equity Futures Short
Holdings [Line Items]
Percent of Net Asset Value	(16.30%)
BNY Mellon Global Real Return Fund | Class A | Equity Written Options
Holdings [Line Items]
Percent of Net Asset Value	0.30%
BNY Mellon Global Real Return Fund | Class A | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BNY Mellon Global Real Return Fund | Class A | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	11.30%
BNY Mellon Global Real Return Fund | Class A | Equity Futures Long
Holdings [Line Items]
Percent of Net Asset Value	9.00%
BNY Mellon Global Real Return Fund | Class A | Equity Total Return Swap Received
Holdings [Line Items]
Percent of Net Asset Value	37.80%
BNY Mellon Global Real Return Fund | Class A | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	22.30%
BNY Mellon Global Real Return Fund | Class A | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	13.10%
BNY Mellon Global Real Return Fund | Class A | Foreign Governmental
Holdings [Line Items]
Percent of Net Asset Value	9.60%
BNY Mellon Global Real Return Fund | Class A | Forward Contract Sold
Holdings [Line Items]
Percent of Net Asset Value	(51.40%)
BNY Mellon Global Real Return Fund | Class A | Equity Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
BNY Mellon Global Real Return Fund | Class A | Interest Rate Options
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
BNY Mellon Global Real Return Fund | Class A | Forward Contract Buy
Holdings [Line Items]
Percent of Net Asset Value	9.50%
BNY Mellon Global Real Return Fund | Class A | Equity Securities - Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	51.50%
BNY Mellon Global Real Return Fund | Class C
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Global Real Return Fund | Class C | France
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon Global Real Return Fund | Class C | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon Global Real Return Fund | Class C | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon Global Real Return Fund | Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Global Real Return Fund | Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.40%
BNY Mellon Global Real Return Fund | Class C | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Global Real Return Fund | Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Global Real Return Fund | Class C | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
BNY Mellon Global Real Return Fund | Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.50%
BNY Mellon Global Real Return Fund | Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	55.20%
BNY Mellon Global Real Return Fund | Class C | Guernsey
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon Global Real Return Fund | Class C | India
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon Global Real Return Fund | Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Global Real Return Fund | Class C | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Global Real Return Fund | Class C | Equity Futures Short
Holdings [Line Items]
Percent of Net Asset Value	(16.30%)
BNY Mellon Global Real Return Fund | Class C | Equity Written Options
Holdings [Line Items]
Percent of Net Asset Value	0.30%
BNY Mellon Global Real Return Fund | Class C | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BNY Mellon Global Real Return Fund | Class C | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	11.30%
BNY Mellon Global Real Return Fund | Class C | Equity Futures Long
Holdings [Line Items]
Percent of Net Asset Value	9.00%
BNY Mellon Global Real Return Fund | Class C | Equity Total Return Swap Received
Holdings [Line Items]
Percent of Net Asset Value	37.80%
BNY Mellon Global Real Return Fund | Class C | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	22.30%
BNY Mellon Global Real Return Fund | Class C | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	13.10%
BNY Mellon Global Real Return Fund | Class C | Foreign Governmental
Holdings [Line Items]
Percent of Net Asset Value	9.60%
BNY Mellon Global Real Return Fund | Class C | Forward Contract Sold
Holdings [Line Items]
Percent of Net Asset Value	(51.40%)
BNY Mellon Global Real Return Fund | Class C | Equity Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
BNY Mellon Global Real Return Fund | Class C | Interest Rate Options
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
BNY Mellon Global Real Return Fund | Class C | Forward Contract Buy
Holdings [Line Items]
Percent of Net Asset Value	9.50%
BNY Mellon Global Real Return Fund | Class C | Equity Securities - Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	51.50%
BNY Mellon Global Real Return Fund | Class I
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Global Real Return Fund | Class I | France
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon Global Real Return Fund | Class I | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon Global Real Return Fund | Class I | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon Global Real Return Fund | Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Global Real Return Fund | Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.40%
BNY Mellon Global Real Return Fund | Class I | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Global Real Return Fund | Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Global Real Return Fund | Class I | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
BNY Mellon Global Real Return Fund | Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.50%
BNY Mellon Global Real Return Fund | Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	55.20%
BNY Mellon Global Real Return Fund | Class I | Guernsey
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon Global Real Return Fund | Class I | India
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon Global Real Return Fund | Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Global Real Return Fund | Class I | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Global Real Return Fund | Class I | Equity Futures Short
Holdings [Line Items]
Percent of Net Asset Value	(16.30%)
BNY Mellon Global Real Return Fund | Class I | Equity Written Options
Holdings [Line Items]
Percent of Net Asset Value	0.30%
BNY Mellon Global Real Return Fund | Class I | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BNY Mellon Global Real Return Fund | Class I | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	11.30%
BNY Mellon Global Real Return Fund | Class I | Equity Futures Long
Holdings [Line Items]
Percent of Net Asset Value	9.00%
BNY Mellon Global Real Return Fund | Class I | Equity Total Return Swap Received
Holdings [Line Items]
Percent of Net Asset Value	37.80%
BNY Mellon Global Real Return Fund | Class I | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	22.30%
BNY Mellon Global Real Return Fund | Class I | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	13.10%
BNY Mellon Global Real Return Fund | Class I | Foreign Governmental
Holdings [Line Items]
Percent of Net Asset Value	9.60%
BNY Mellon Global Real Return Fund | Class I | Forward Contract Sold
Holdings [Line Items]
Percent of Net Asset Value	(51.40%)
BNY Mellon Global Real Return Fund | Class I | Equity Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
BNY Mellon Global Real Return Fund | Class I | Interest Rate Options
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
BNY Mellon Global Real Return Fund | Class I | Forward Contract Buy
Holdings [Line Items]
Percent of Net Asset Value	9.50%
BNY Mellon Global Real Return Fund | Class I | Equity Securities - Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	51.50%
BNY Mellon Global Real Return Fund | Class Y
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Global Real Return Fund | Class Y | France
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon Global Real Return Fund | Class Y | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon Global Real Return Fund | Class Y | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon Global Real Return Fund | Class Y | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Global Real Return Fund | Class Y | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.40%
BNY Mellon Global Real Return Fund | Class Y | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Global Real Return Fund | Class Y | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Global Real Return Fund | Class Y | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
BNY Mellon Global Real Return Fund | Class Y | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.50%
BNY Mellon Global Real Return Fund | Class Y | United States
Holdings [Line Items]
Percent of Net Asset Value	55.20%
BNY Mellon Global Real Return Fund | Class Y | Guernsey
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon Global Real Return Fund | Class Y | India
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon Global Real Return Fund | Class Y | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Global Real Return Fund | Class Y | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Global Real Return Fund | Class Y | Equity Futures Short
Holdings [Line Items]
Percent of Net Asset Value	(16.30%)
BNY Mellon Global Real Return Fund | Class Y | Equity Written Options
Holdings [Line Items]
Percent of Net Asset Value	0.30%
BNY Mellon Global Real Return Fund | Class Y | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BNY Mellon Global Real Return Fund | Class Y | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	11.30%
BNY Mellon Global Real Return Fund | Class Y | Equity Futures Long
Holdings [Line Items]
Percent of Net Asset Value	9.00%
BNY Mellon Global Real Return Fund | Class Y | Equity Total Return Swap Received
Holdings [Line Items]
Percent of Net Asset Value	37.80%
BNY Mellon Global Real Return Fund | Class Y | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	22.30%
BNY Mellon Global Real Return Fund | Class Y | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	13.10%
BNY Mellon Global Real Return Fund | Class Y | Foreign Governmental
Holdings [Line Items]
Percent of Net Asset Value	9.60%
BNY Mellon Global Real Return Fund | Class Y | Forward Contract Sold
Holdings [Line Items]
Percent of Net Asset Value	(51.40%)
BNY Mellon Global Real Return Fund | Class Y | Equity Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
BNY Mellon Global Real Return Fund | Class Y | Interest Rate Options
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
BNY Mellon Global Real Return Fund | Class Y | Forward Contract Buy
Holdings [Line Items]
Percent of Net Asset Value	9.50%
BNY Mellon Global Real Return Fund | Class Y | Equity Securities - Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	51.50%